May-24-04 10:36 From- T-785 P.002/002 F-225

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

04031931

1-32182

NYSE

May 24, 2004

REC'D S.E.C.
MAY 24 2004
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 02 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II, Common Shares of Beneficial Interest, $.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 24, 2004. Tentative listing date – May 26, 2004.

Sincerely,

[signature]

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